Equity-settled share-based payments - Restricted Share and Restricted Stock Unit Plan (Details)							12 Months Ended
	May 15, 2017 USD ($)	Apr. 01, 2017 USD ($)	May 15, 2016 USD ($)	Apr. 01, 2016 USD ($)	May 15, 2015 USD ($)	Apr. 01, 2015 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense | $							$ 5,552,000	$ 4,796,000	$ 4,396,000
Grant date, fair value (usd per share) | $	$ 12.14	$ 11.88	$ 12.52	$ 12.63	$ 8.62	$ 9.45
Possibility of ceasing employment before vesting	0.00%	0.00%	0.00%	5.00%	0.00%	5.00%
Restricted Stock And Restricted Stock Units (RSU) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)							3 years
Vesting percentage							33.00%
Maximum shares authorised							2,474,701
Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense | $							$ 5,600,000	$ 4,800,000
Number of shares outstanding, Jan 1							1,000,000	1,018,000	861,000
Number of shares granted							488,000	464,000	626,000
Number of shares forfeited							(29,000)	(29,000)	(37,000)
Number of shares vested							(490,000)	(453,000)	(432,000)
Number of shares outstanding, Dec 31							969,000	1,000,000	1,018,000